SHARE-BASED COMPENSATION EXPENSES - Restricted shares (Details) - Vested and Unissued Restricted Shares [Member] - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested	18,125
Number of restricted shares, Granted	67,500	67,500
Number of restricted shares, Vested	22,500
Number of restricted shares, Un-vested	63,125
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 20.09
Weighted average grant-date fair value, Granted (in dollars per share)	16.06
Weighted average grant-date fair value, Vested (in dollars per share)	19.31
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 16.06